Residual Value Obligations - Narrative (Details) (USD $)	Jul. 14, 2014	Dec. 30, 2013	Dec. 31, 2012
Capital Leased Assets [Line Items]
Residual value obligations, net	$ 347,261	$ 356,539	$ 326,724
Leased Vehicles
Capital Leased Assets [Line Items]
Residual value, discount percentage		6.50%